Other Assets, Non-Current - Schedule of Other Assets, Non-Current (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets, Non-Current [Abstract]
Prepayment for acquisition related deposit	$ 15,194,628
Deposit for lease	35,568
Prepayment for the construction and equipment	115,035
Total other assets, non-current	$ 15,345,231